CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₪ in Millions, $ in Millions		Share Capital [Member] ILS (₪) shares		Share Capital [Member] Convenience translation into U.S. dollars [Member] USD ($) shares		Capital surplus [Member] ILS (₪)		Capital surplus [Member] Convenience translation into U.S. dollars [Member] USD ($)		Accumulated earnings [Member] ILS (₪)	Accumulated earnings [Member] Convenience translation into U.S. dollars [Member] USD ($)	Treasury shares [Member] ILS (₪)	Treasury shares [Member] Convenience translation into U.S. dollars [Member] USD ($)	ILS (₪) shares		Convenience translation into U.S. dollars [Member] USD ($)		Non-controlling Interests [Member] ILS (₪)		Total equity [Member] ILS (₪)	Total equity [Member] Convenience translation into U.S. dollars [Member] USD ($)
BALANCE at Dec. 31, 2017		₪ 2				₪ 1,164				₪ 491		₪ (223)		₪ 1,434						₪ 1,434
BALANCE, shares at Dec. 31, 2017 | shares	[1]	168,243,913
CHANGES DURING THE YEAR ENDED
Profit for the year										56				56	[2]			₪ (1)		55
Other comprehensive loss for the year, net of income taxes										1				1						1
Exercise of options and vesting of restricted shares granted to employees						(62)						62
Exercise of options and vesting of restricted shares granted to employees, shares | shares	[1]	886,072
Employee share-based compensation expenses										15				15						15
Acquisition of treasury shares												(100)		(100)						(100)
Acquisition of treasury shares, shares | shares	[1]	(6,501,588)
Non-controlling interests on acquisition of subsidiary																		1		1
BALANCE at Dec. 31, 2018		₪ 2				1,102				563		(261)		1,406					[3]	1,406
BALANCE, Shares at Dec. 31, 2018 | shares	[1]	162,628,397
Adoption of IFRS 16 (notes 2 and 19)										(21)				(21)						(21)
BALANCE at Dec. 31, 2018		₪ 2				1,102				542		(261)		1,385					[3]	1,385
BALANCE, shares at Dec. 31, 2018 | shares	[1]	162,628,397
CHANGES DURING THE YEAR ENDED
Profit for the year										19				19					[3]	19
Other comprehensive loss for the year, net of income taxes										(2)				(2)						(2)
Exercise of options and vesting of restricted shares granted to employees						(23)						(23)
Exercise of options and vesting of restricted shares granted to employees, shares | shares	[1]	287,593
Employee share-based compensation expenses										17				17						17
Transactions with non-controlling interests						(2)								(2)					[3]	(2)
BALANCE at Dec. 31, 2019		₪ 2		$ 1		1,077		$ 335		576	$ 179	(238)	$ (74)	₪ 1,417		$ 441				1,417	$ 441
BALANCE, Shares at Dec. 31, 2019 | shares	[1]	162,915,990		162,915,990										162,915,990
CHANGES DURING THE YEAR ENDED
Profit for the year										17	5			₪ 17		5				17	5
Other comprehensive loss for the year, net of income taxes										1				1			[3]			1		[3]
Issuance of shares to shareholders			[3]		[3]	276	[4]	86	[4]					276		86				276	86
Issuance of shares to shareholders, shares | shares	[1]	19,330,183		19,330,183
Exercise of options and vesting of restricted shares granted to employees						(42)		(13)				42	13
Exercise of options and vesting of restricted shares granted to employees, shares | shares	[1]	580,800		580,800
Employee share-based compensation expenses										12	4			12		4				12	4
BALANCE at Dec. 31, 2020		₪ 2		$ 1		₪ 1,311		$ 408		₪ 606	$ 188	₪ (196)	$ (61)	₪ 1,723		$ 536				₪ 1,723	$ 536
BALANCE, Shares at Dec. 31, 2020 | shares	[1]	182,826,973		182,826,973										182,826,973

[1]	Net of treasury shares.
[2]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.
[3]	Representing an amount of less than 1 million.
[4]	Net of issuance costs.